Finance receivables (Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	¥ 17,966,060	¥ 17,894,598
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	12,525,020	12,554,265
Total	12,795,076	12,768,305
Retail Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	176,991	141,111
Retail Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	44,922	35,090
Retail Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	48,143	37,839
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,675,523	1,625,893
Total	1,691,371	1,636,536
Finance Lease Receivables Portfolio Segment | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	7,670	4,972
Finance Lease Receivables Portfolio Segment | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,426	1,396
Finance Lease Receivables Portfolio Segment | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,752	4,275
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,479,613	3,489,757
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,642,637	1,806,305
Total	1,654,788	1,806,989
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,008	191
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	1,132	100
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	9,011	393
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	857,407	873,427
Total	857,693	873,533
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 30-59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	47
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 60-89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	43
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	196	106
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	967,105	808,755
Total	967,132	809,235
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital | 90 days or greater past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	¥ 27	¥ 480